Share capital (Details)	Aug. 01, 2021 shares	May 01, 2021 shares	Mar. 31, 2021 shares
Series AG Convertible Preference Shares
Disclosure of classes of share capital [line items]
Number of shares converted (in shares)		105,430
Number of shares outstanding (in shares)		4,984,851
Share conversion ratio		1
Dividend rate reset term		5 years
Annual dividend rate percentage		3.37%
Series AH Convertible Preference Shares
Disclosure of classes of share capital [line items]
Number of shares converted (in shares)		4,100,109
Number of shares outstanding (in shares)		9,012,249
Share conversion ratio		1
Series AM Convertible Preference Shares
Disclosure of classes of share capital [line items]
Number of shares converted (in shares)			42,423
Number of shares outstanding (in shares)			9,542,615
Share conversion ratio			1
Dividend rate reset term			5 years
Annual dividend rate percentage			2.939%
Series AN Convertible Preference Shares
Disclosure of classes of share capital [line items]
Number of shares converted (in shares)			939,786
Number of shares outstanding (in shares)			1,952,085
Share conversion ratio			1
Series AI Convertible Preference Shares | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Number of shares converted (in shares)	12,985
Number of shares outstanding (in shares)	5,949,884
Share conversion ratio	1
Dividend rate reset term	5 years
Annual dividend rate percentage	3.39%
Series AJ Convertible Preference Shares | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Number of shares converted (in shares)	3,598,141
Number of shares outstanding (in shares)	8,050,116
Share conversion ratio	1